Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventories
Inventories
6.	Inventories

Inventories consist of the following:

	March 31, 2023	December 31, 2022
Food, beverage and packaged products	36,941,115	52,713,996
Merchandise for e-commerce sales	24,455,115	14,164,790
Others	9,874,657	4,588,731
	71,270,887	71,467,517

Inventories write-down was RMB296,141 and RMB10,324 for the three months ended March 31, 2023 and 2022, respectively.

6.Inventories

Inventories consist of the following:

	December 31, 2022	December 31, 2021
Food, beverage and packaged products	52,713,996	31,858,814
Merchandise for e-commerce sales	14,164,790	6,927,512
Others	4,588,731	3,693,077
	71,467,517	42,479,403

Provision for Inventories write-down was RMB387,999, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively.